(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY INCOME
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              10    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     13    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            14    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   26    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  34    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997              PAST 6   PAST 1   PAST 5    PAST 10
                                        MONTHS   YEAR     YEARS     YEARS

Advisor Equity Income Fund - Class A    9.02%    19.51%   125.20%   238.28%

Advisor Equity Income Fund - Class A    3.30%    13.24%   113.37%   220.52%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)           13.15%   29.42%   132.50%   294.84%

Equity Income Funds Average             10.11%   22.43%   102.02%   209.24%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997              PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor Equity Income Fund - Class A    19.51%   17.63%   12.96%

Advisor Equity Income Fund - Class A    13.24%   16.37%   12.35%
 (incl. max. 5.25% sales charge)

S&P 500                                 29.42%   18.38%   14.70%

Equity Income Funds Average             22.43%   14.98%   11.69%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/05/31       9475.00                    10000.00
  1987/06/30       9748.93                    10505.00
  1987/07/31      10031.30                    11037.60
  1987/08/31      10307.78                    11449.31
  1987/09/30      10065.75                    11198.57
  1987/10/31       8241.46                     8786.40
  1987/11/30       7889.39                     8062.40
  1987/12/31       8189.23                     8675.94
  1988/01/31       8749.32                     9041.20
  1988/02/29       9176.12                     9462.52
  1988/03/31       9056.06                     9170.13
  1988/04/30       9185.43                     9271.92
  1988/05/31       9298.19                     9352.58
  1988/06/30       9830.26                     9781.87
  1988/07/31       9812.71                     9744.70
  1988/08/31       9618.57                     9413.38
  1988/09/30       9902.77                     9814.39
  1988/10/31      10081.36                    10087.23
  1988/11/30      10018.58                     9942.98
  1988/12/31      10091.28                    10116.98
  1989/01/31      10737.92                    10857.54
  1989/02/28      10646.38                    10587.19
  1989/03/31      10858.02                    10833.87
  1989/04/30      11255.71                    11396.15
  1989/05/31      11525.03                    11857.70
  1989/06/30      11571.65                    11790.11
  1989/07/31      12302.50                    12854.75
  1989/08/31      12462.51                    13106.71
  1989/09/30      12301.77                    13052.97
  1989/10/31      11627.31                    12750.14
  1989/11/30      11780.05                    13010.24
  1989/12/31      11951.58                    13322.49
  1990/01/31      11195.84                    12428.55
  1990/02/28      11215.83                    12588.88
  1990/03/31      11215.83                    12922.48
  1990/04/30      10781.73                    12599.42
  1990/05/31      11491.72                    13827.86
  1990/06/30      11440.78                    13733.84
  1990/07/31      11256.42                    13689.89
  1990/08/31      10401.63                    12452.32
  1990/09/30       9615.04                    11845.89
  1990/10/31       9396.52                    11794.96
  1990/11/30      10024.35                    12556.91
  1990/12/31      10245.04                    12907.25
  1991/01/31      10766.33                    13470.00
  1991/02/28      11536.12                    14433.11
  1991/03/31      11720.23                    14782.39
  1991/04/30      11719.95                    14817.87
  1991/05/31      12361.79                    15458.00
  1991/06/30      11794.41                    14750.02
  1991/07/31      12439.88                    15437.37
  1991/08/31      12703.35                    15803.24
  1991/09/30      12637.53                    15539.33
  1991/10/31      12848.09                    15747.55
  1991/11/30      12327.08                    15112.93
  1991/12/31      13299.06                    16841.85
  1992/01/31      13432.94                    16528.59
  1992/02/29      13847.97                    16743.46
  1992/03/31      13622.98                    16416.96
  1992/04/30      14108.52                    16899.62
  1992/05/31      14233.07                    16982.43
  1992/06/30      14074.60                    16729.39
  1992/07/31      14440.17                    17413.62
  1992/08/31      14097.35                    17056.64
  1992/09/30      14189.48                    17257.91
  1992/10/31      14373.83                    17318.31
  1992/11/30      14881.23                    17908.87
  1992/12/31      15251.82                    18129.15
  1993/01/31      15727.47                    18281.43
  1993/02/28      16134.68                    18530.06
  1993/03/31      16658.70                    18921.04
  1993/04/30      16577.04                    18463.15
  1993/05/31      16834.47                    18957.97
  1993/06/30      16998.99                    19012.95
  1993/07/31      17234.37                    18936.89
  1993/08/31      17835.82                    19654.60
  1993/09/30      17717.62                    19503.26
  1993/10/31      17930.37                    19906.98
  1993/11/30      17563.96                    19717.86
  1993/12/31      18001.29                    19956.45
  1994/01/31      18828.66                    20634.97
  1994/02/28      18332.24                    20075.76
  1994/03/31      17547.23                    19200.46
  1994/04/30      18153.12                    19446.22
  1994/05/31      18271.93                    19765.14
  1994/06/30      18151.46                    19280.90
  1994/07/31      18772.03                    19913.31
  1994/08/31      19738.67                    20729.75
  1994/09/30      19403.56                    20221.88
  1994/10/31      19786.84                    20676.87
  1994/11/30      19116.10                    19923.82
  1994/12/31      19164.01                    20219.29
  1995/01/31      19457.90                    20743.57
  1995/02/28      20143.64                    21551.95
  1995/03/31      20794.19                    22187.95
  1995/04/30      21348.54                    22841.38
  1995/05/31      21939.84                    23754.35
  1995/06/30      22248.39                    24306.17
  1995/07/31      23052.25                    25112.16
  1995/08/31      23324.33                    25175.19
  1995/09/30      24041.32                    26237.58
  1995/10/31      23768.40                    26143.91
  1995/11/30      24748.41                    27291.63
  1995/12/31      25401.35                    27817.27
  1996/01/31      26154.31                    28764.17
  1996/02/29      26243.62                    29030.81
  1996/03/31      26435.49                    29310.38
  1996/04/30      26614.80                    29742.41
  1996/05/31      26819.73                    30509.47
  1996/06/30      26666.25                    30625.71
  1996/07/31      25664.34                    29272.67
  1996/08/31      26152.45                    29890.03
  1996/09/30      27077.60                    31572.24
  1996/10/31      27619.67                    32443.00
  1996/11/30      29400.75                    34895.37
  1996/12/31      29076.03                    34204.09
  1997/01/31      30048.34                    36341.16
  1997/02/28      30288.08                    36626.08
  1997/03/31      29083.93                    35121.11
  1997/04/30      30314.14                    37217.84
  1997/05/30      32052.49                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class A on May 31, 1987, and the current maximum 5.25% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $32,052 - a 220.52% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR EQUITY INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997              PAST 6   PAST 1   PAST 5    PAST 10
                                        MONTHS   YEAR     YEARS     YEARS

Advisor Equity Income Fund - Class T    9.11%    19.70%   125.56%   238.83%

Advisor Equity Income Fund - Class T    5.29%    15.51%   117.67%   226.97%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)           13.15%   29.42%   132.50%   294.84%

Equity Income Funds Average             10.11%   22.43%   102.02%   209.24%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997              PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor Equity Income Fund - Class T    19.70%   17.67%   12.98%

Advisor Equity Income Fund - Class T    15.51%   16.83%   12.58%
 (incl. max. 3.50% sales charge)

S&P 500                                 29.42%   18.38%   14.70%

Equity Income Funds Average             22.43%   14.98%   11.69%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
 1987/05/31       9650.00                    10000.00
  1987/06/30       9928.98                    10505.00
  1987/07/31      10216.57                    11037.60
  1987/08/31      10498.16                    11449.31
  1987/09/30      10251.66                    11198.57
  1987/10/31       8393.68                     8786.40
  1987/11/30       8035.10                     8062.40
  1987/12/31       8340.48                     8675.94
  1988/01/31       8910.92                     9041.20
  1988/02/29       9345.60                     9462.52
  1988/03/31       9223.32                     9170.13
  1988/04/30       9355.08                     9271.92
  1988/05/31       9469.92                     9352.58
  1988/06/30      10011.82                     9781.87
  1988/07/31       9993.94                     9744.70
  1988/08/31       9796.22                     9413.38
  1988/09/30      10085.68                     9814.39
  1988/10/31      10267.56                    10087.23
  1988/11/30      10203.62                     9942.98
  1988/12/31      10277.66                    10116.98
  1989/01/31      10936.25                    10857.54
  1989/02/28      10843.01                    10587.19
  1989/03/31      11058.56                    10833.87
  1989/04/30      11463.60                    11396.15
  1989/05/31      11737.90                    11857.70
  1989/06/30      11785.38                    11790.11
  1989/07/31      12529.72                    12854.75
  1989/08/31      12692.69                    13106.71
  1989/09/30      12528.98                    13052.97
  1989/10/31      11842.06                    12750.14
  1989/11/30      11997.62                    13010.24
  1989/12/31      12172.32                    13322.49
  1990/01/31      11402.62                    12428.55
  1990/02/28      11422.98                    12588.88
  1990/03/31      11422.98                    12922.48
  1990/04/30      10980.87                    12599.42
  1990/05/31      11703.97                    13827.86
  1990/06/30      11652.09                    13733.84
  1990/07/31      11464.32                    13689.89
  1990/08/31      10593.75                    12452.32
  1990/09/30       9792.63                    11845.89
  1990/10/31       9570.07                    11794.96
  1990/11/30      10209.49                    12556.91
  1990/12/31      10434.26                    12907.25
  1991/01/31      10965.18                    13470.00
  1991/02/28      11749.19                    14433.11
  1991/03/31      11936.70                    14782.39
  1991/04/30      11936.41                    14817.87
  1991/05/31      12590.11                    15458.00
  1991/06/30      12012.25                    14750.02
  1991/07/31      12669.64                    15437.37
  1991/08/31      12937.98                    15803.24
  1991/09/30      12870.94                    15539.33
  1991/10/31      13085.39                    15747.55
  1991/11/30      12554.75                    15112.93
  1991/12/31      13544.69                    16841.85
  1992/01/31      13681.05                    16528.59
  1992/02/29      14103.73                    16743.46
  1992/03/31      13874.59                    16416.96
  1992/04/30      14369.10                    16899.62
  1992/05/31      14495.95                    16982.43
  1992/06/30      14334.55                    16729.39
  1992/07/31      14706.88                    17413.62
  1992/08/31      14357.72                    17056.64
  1992/09/30      14451.56                    17257.91
  1992/10/31      14639.31                    17318.31
  1992/11/30      15156.08                    17908.87
  1992/12/31      15533.51                    18129.15
  1993/01/31      16017.95                    18281.43
  1993/02/28      16432.68                    18530.06
  1993/03/31      16966.38                    18921.04
  1993/04/30      16883.22                    18463.15
  1993/05/31      17145.40                    18957.97
  1993/06/30      17312.96                    19012.95
  1993/07/31      17552.68                    18936.89
  1993/08/31      18165.24                    19654.60
  1993/09/30      18044.86                    19503.26
  1993/10/31      18261.54                    19906.98
  1993/11/30      17888.36                    19717.86
  1993/12/31      18333.77                    19956.45
  1994/01/31      19176.42                    20634.97
  1994/02/28      18670.83                    20075.76
  1994/03/31      17871.32                    19200.46
  1994/04/30      18488.41                    19446.22
  1994/05/31      18609.40                    19765.14
  1994/06/30      18486.71                    19280.90
  1994/07/31      19118.74                    19913.31
  1994/08/31      20103.24                    20729.75
  1994/09/30      19761.94                    20221.88
  1994/10/31      20152.30                    20676.87
  1994/11/30      19469.17                    19923.82
  1994/12/31      19517.97                    20219.29
  1995/01/31      19817.28                    20743.57
  1995/02/28      20515.69                    21551.95
  1995/03/31      21178.25                    22187.95
  1995/04/30      21742.84                    22841.38
  1995/05/31      22345.06                    23754.35
  1995/06/30      22659.31                    24306.17
  1995/07/31      23478.02                    25112.16
  1995/08/31      23755.12                    25175.19
  1995/09/30      24485.35                    26237.58
  1995/10/31      24207.39                    26143.91
  1995/11/30      25205.51                    27291.63
  1995/12/31      25870.50                    27817.27
  1996/01/31      26637.37                    28764.17
  1996/02/29      26728.33                    29030.81
  1996/03/31      26923.74                    29310.38
  1996/04/30      27106.37                    29742.41
  1996/05/31      27315.08                    30509.47
  1996/06/30      27158.77                    30625.71
  1996/07/31      26138.35                    29272.67
  1996/08/31      26635.48                    29890.03
  1996/09/30      27590.70                    31572.24
  1996/10/31      28155.12                    32443.00
  1996/11/30      29966.50                    34895.37
  1996/12/31      29649.47                    34204.09
  1997/01/31      30636.89                    36341.16
  1997/02/28      30880.36                    36626.08
  1997/03/31      29645.82                    35121.11
  1997/04/30      30907.06                    37217.84
  1997/05/30      32697.20                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class T on May 31, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $32,697 - a 226.97% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR EQUITY INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, and reflect Class T's prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997              PAST 6   PAST 1   PAST 5    PAST 10
                                        MONTHS   YEAR     YEARS     YEARS

Advisor Equity Income Fund - Class B    8.91%    19.13%   122.82%   234.71%

Advisor Equity Income Fund - Class B    3.91%    14.13%   120.82%   234.71%
 (incl. contingent deferred sales
charge)

S&P 500(registered trademark)           13.15%   29.42%   132.50%   294.84%

Equity Income Funds Average             10.11%   22.43%   102.02%   209.24%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                   PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

Advisor Equity Income Fund - Class B         19.13%   17.38%   12.84%

Advisor Equity Income Fund - Class B         14.13%   17.17%   12.84%
 (incl. contingent deferred sales charge)

S&P 500                                      29.42%   18.38%   14.70%

Equity Income Funds Average                  22.43%   14.98%   11.69%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and shows you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/05/31      10000.00                    10000.00
  1987/06/30      10289.10                    10505.00
  1987/07/31      10587.12                    11037.60
  1987/08/31      10878.92                    11449.31
  1987/09/30      10623.48                    11198.57
  1987/10/31       8698.11                     8786.40
  1987/11/30       8326.53                     8062.40
  1987/12/31       8642.99                     8675.94
  1988/01/31       9234.11                     9041.20
  1988/02/29       9684.56                     9462.52
  1988/03/31       9557.84                     9170.13
  1988/04/30       9694.38                     9271.92
  1988/05/31       9813.39                     9352.58
  1988/06/30      10374.94                     9781.87
  1988/07/31      10356.42                     9744.70
  1988/08/31      10151.52                     9413.38
  1988/09/30      10451.48                     9814.39
  1988/10/31      10639.96                    10087.23
  1988/11/30      10573.70                     9942.98
  1988/12/31      10650.42                    10116.98
  1989/01/31      11332.90                    10857.54
  1989/02/28      11236.28                    10587.19
  1989/03/31      11459.65                    10833.87
  1989/04/30      11879.38                    11396.15
  1989/05/31      12163.62                    11857.70
  1989/06/30      12212.83                    11790.11
  1989/07/31      12984.16                    12854.75
  1989/08/31      13153.05                    13106.71
  1989/09/30      12983.40                    13052.97
  1989/10/31      12271.56                    12750.14
  1989/11/30      12432.77                    13010.24
  1989/12/31      12613.81                    13322.49
  1990/01/31      11816.18                    12428.55
  1990/02/28      11837.29                    12588.88
  1990/03/31      11837.29                    12922.48
  1990/04/30      11379.14                    12599.42
  1990/05/31      12128.47                    13827.86
  1990/06/30      12074.71                    13733.84
  1990/07/31      11880.13                    13689.89
  1990/08/31      10977.98                    12452.32
  1990/09/30      10147.80                    11845.89
  1990/10/31       9917.17                    11794.96
  1990/11/30      10579.79                    12556.91
  1990/12/31      10812.71                    12907.25
  1991/01/31      11362.88                    13470.00
  1991/02/28      12175.33                    14433.11
  1991/03/31      12369.63                    14782.39
  1991/04/30      12369.34                    14817.87
  1991/05/31      13046.75                    15458.00
  1991/06/30      12447.93                    14750.02
  1991/07/31      13129.16                    15437.37
  1991/08/31      13407.23                    15803.24
  1991/09/30      13337.76                    15539.33
  1991/10/31      13559.99                    15747.55
  1991/11/30      13010.11                    15112.93
  1991/12/31      14035.95                    16841.85
  1992/01/31      14177.25                    16528.59
  1992/02/29      14615.27                    16743.46
  1992/03/31      14377.81                    16416.96
  1992/04/30      14890.26                    16899.62
  1992/05/31      15021.71                    16982.43
  1992/06/30      14854.46                    16729.39
  1992/07/31      15240.29                    17413.62
  1992/08/31      14878.47                    17056.64
  1992/09/30      14975.71                    17257.91
  1992/10/31      15170.27                    17318.31
  1992/11/30      15705.78                    17908.87
  1992/12/31      16096.90                    18129.15
  1993/01/31      16598.91                    18281.43
  1993/02/28      17028.68                    18530.06
  1993/03/31      17581.75                    18921.04
  1993/04/30      17495.56                    18463.15
  1993/05/31      17767.25                    18957.97
  1993/06/30      17940.89                    19012.95
  1993/07/31      18189.30                    18936.89
  1993/08/31      18824.08                    19654.60
  1993/09/30      18699.33                    19503.26
  1993/10/31      18923.88                    19906.98
  1993/11/30      18537.17                    19717.86
  1993/12/31      18998.72                    19956.45
  1994/01/31      19871.94                    20634.97
  1994/02/28      19348.01                    20075.76
  1994/03/31      18519.50                    19200.46
  1994/04/30      19158.97                    19446.22
  1994/05/31      19284.36                    19765.14
  1994/06/30      19157.22                    19280.90
  1994/07/31      19812.17                    19913.31
  1994/08/31      20844.97                    20729.75
  1994/09/30      20491.17                    20221.88
  1994/10/31      20870.64                    20676.87
  1994/11/30      20162.30                    19923.82
  1994/12/31      20213.17                    20219.29
  1995/01/31      20497.50                    20743.57
  1995/02/28      21208.32                    21551.95
  1995/03/31      21907.76                    22187.95
  1995/04/30      22479.49                    22841.38
  1995/05/31      23090.21                    23754.35
  1995/06/30      23402.54                    24306.17
  1995/07/31      24249.99                    25112.16
  1995/08/31      24523.78                    25175.19
  1995/09/30      25266.71                    26237.58
  1995/10/31      24966.22                    26143.91
  1995/11/30      25998.32                    27291.63
  1995/12/31      26672.57                    27817.27
  1996/01/31      27437.97                    28764.17
  1996/02/29      27531.93                    29030.81
  1996/03/31      27720.22                    29310.38
  1996/04/30      27895.23                    29742.41
  1996/05/31      28097.18                    30509.47
  1996/06/30      27922.29                    30625.71
  1996/07/31      26856.66                    29272.67
  1996/08/31      27369.24                    29890.03
  1996/09/30      28327.12                    31572.24
  1996/10/31      28895.02                    32443.00
  1996/11/30      30733.91                    34895.37
  1996/12/31      30407.43                    34204.09
  1997/01/31      31409.41                    36341.16
  1997/02/28      31632.07                    36626.08
  1997/03/31      30363.79                    35121.11
  1997/04/30      31631.85                    37217.84
  1997/05/30      33471.24                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class B on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment, would have been $33,471 - a 234.71% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. BOB, HOW DID THE FUND PERFORM?
A. For the six months ending May 31, 1997, the fund's Class A, Class T and Class B shares returned 9.02%, 9.11% and 8.91%, respectively. For the past year, the Class A, Class T and Class B shares returned 19.51%, 19.70% and 19.13%, respectively. The fund trailed the equity income funds average for the same time periods, as tracked by Lipper Analytical Services, which was up 10.11% for six months and 22.43% for the year. Additionally, the Standard & Poor's 500 Index was up 13.15% for six months and 29.42% for the year.
Q. WHY DID THE FUND UNDERPERFORM THE INDEX?
A. Over the period, the fund's cash position was fairly high - between 8% and 10% of assets - which hurt returns since the fund wasn't fully invested in a rising market. The large cash position was mostly the result of dramatic inflows of capital into the fund, especially this past January. Following that inflow, I made the decision to invest a portion of the proceeds in S&P 500 futures. I saw these low-risk futures not as a market bet, but as a place to get some market exposure on a temporary basis. My goal going forward is to eliminate this position entirely. I should point out that I am a value investor, and I look hard at whether a stock is attractive on a valuation basis; that is, whether it's cheap or expensive relative to its own history, similar companies or its underlying assets. I also invest for the long term. As a result, I tend to be cautious when the fund has large inflows of cash. I'm not just going to throw this capital into equities; instead I'll wait to find value stocks with the potential for long-term success.
Q. WERE THERE ANY OTHER REASONS BEHIND THE FUND'S UNDERPERFORMANCE COMPARED TO THE INDEX OVER THE PAST SIX MONTHS?
A. Yes. The fund underperformed the index because the index held more large-capitalization companies, which the market favored over the period, than the fund held. I found value mostly in mid-cap stocks, although I did hold a number of large-cap stocks in my top 10 positions. In addition, the fund was hurt by holding fewer bank stocks than the average equity-income fund. Banks did very well over the period, especially in January of 1997. The fund's fairly large sector weighting in finance at the end of the period - 18% - mostly represented its investments in non-banks, such as insurance companies.
Q. WHAT WERE SOME INVESTMENT DECISIONS THAT PAID OFF FOR THE FUND OVER THE
PERIOD?
A. Probably the fund's best-performing holdings were Wal-Mart and IBM, which both turned in strong results over the period. Wal-Mart, one of the fund's top holdings during the period, was perhaps my favorite. About three or four years ago, it embarked on a strategy of converting its existing stores into superstores, which have just about everything a consumer would want to buy, including groceries. This strategy set Wal-Mart up for future profits, but was very expensive in the short run since it costs a tremendous amount to convert stores. I invested in Wal-Mart early on in this strategy, and this year that investment started paying off as these superstores continued to mature.
Q. WHAT ABOUT IBM?
A. Top 10 stock IBM was another solid holding. New management has come in and helped generate tremendous cash flow, which has been used in part to repurchase one in every seven shares outstanding. I got into IBM very early in this process when its stock was inexpensive and my research showed that there was a favorable risk/reward ratio. This meant that the potential downside of the stock was much lower than the potential upside.
Q. YOU NOTED EARLIER THAT YOU ARE A VALUE INVESTOR. WERE THERE SOME STOCKS THAT YOU CONSIDERED REAL VALUE STOCKS OVER THE PERIOD?
A. Yes. Clearly, I thought Wal-Mart and IBM were value stocks. Another good example was top 10 holding Philip Morris. Philip Morris did very well and had steady earnings and cash flow over the period. The problem is that it's a tobacco company facing litigation. This kept its valuation low. When you buy a well-established Fortune 500 stock at this value price, you know there's some risk involved. However, my research showed me that the stock's potential reward was higher than its potential risk, so the risk/reward ratio was still good. Another value company was Masco, which makes faucets and kitchen cabinets. It has been undervalued due to some past strategy errors, but its core business has been profitable throughout recent history. In addition, the chairman, who is paid a cash salary of only $1 a year but has a stock option for a million shares if he reaches the company's goals, has a strong incentive to profitably grow the company.
Q. DID YOU HAVE ANY REGRETS OVER THE PERIOD?
A. Sure. As I mentioned earlier, I wish I had invested less of the fund in cash over the period. I am actively working to minimize or reduce this position.
Q. BOB, HOW DOES THE FUND LOOK GOING FORWARD?
A. I am positioning the fund to provide reasonable returns with low volatility and risk. Going forward, I have some concerns because valuation levels look quite high, so I expect that there will be fewer positive risk/reward opportunities available. However, if the economy continues on its steady path of slow, moderate growth, I think the overall market outlook is pretty bright.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to maintain a
yield that exceeds the
composite dividend of the
S&P 500, while considering
the potential for achieving
capital appreciation
START DATE: April 25, 1983
SIZE: as of May 31, 1997,
more than $2.9 billion
MANAGER: Robert Chow,
since 1996; joined Fidelity in
1989
(checkmark)
BOB CHOW ON THE GOALS OF THE
FUND:
"The goal of the fund is
long-term capital
appreciation achieved in a
context of low risk. This
entails several things, such as
low volatility and low fund
turnover. The fund's average
holding time is three years,
which is very consistent with
my long-term investment
approach.
"Part of the way I work toward
the fund's goals is to strongly
consider the risk/ reward
ratio, which I've discussed in
this report. In fact, the first
question I ask when I'm
considering a stock is `What's
the downside?' After I've
determined the downside, I
need to make sure the reward
is higher.
"This fund is not trying to
catch a fast bang from the
market, but is positioned for
the long-term."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                        % OF FUND'S   % OF FUND'S
                                        INVESTMENTS   INVESTMENTS
                                                      IN THESE STOCKS
                                                      6 MONTHS AGO

British Petroleum PLC ADR               3.5           2.6

Wal-Mart Stores, Inc.                   3.2           2.4

American Express Co.                    2.6           2.3

Philip Morris Companies, Inc.           2.2           2.2

International Business Machines Corp.   2.2           2.5

Masco Corp.                             1.6           1.0

NationsBank Corp.                       1.6           0.3

Allstate Corp.                          1.5           1.0

Lockheed Martin Corp.                   1.4           0.6

General Re Corp.                        1.4           1.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Finance              18.0           18.5

Energy               8.0            7.9

Basic Industries     6.9            6.7

Retail & Wholesale   6.8            5.6

Nondurables          6.7            6.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 5.9
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 91.3
Stocks and
equity futures 86.5%
Bonds 2.0%
Convertible
securities 2.1%
Short-term
investments 9.4%
FOREIGN
INVESTMENTS 3.6%
Stocks and
equity futures 91.5%
Bonds 1.7%
Convertible
securities 0.9%
Short-term
investments 5.9%
FOREIGN
INVESTMENTS 5.4%
Row: 1, Col: 1, Value: 9.4
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 86.5
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 4.4%
AEROSPACE & DEFENSE - 3.4%
AlliedSignal, Inc.   140,000 $ 10,745
Boeing Co.   100,000  10,525
Lockheed Martin Corp.   450,000  42,131
McDonnell Douglas Corp.   180,000  11,588
Rockwell International Corp.  150,000  9,675
United Technologies Corp.   200,000  16,075
  100,739
DEFENSE ELECTRONICS - 0.6%
Litton Industries, Inc. (a)   180,000  8,145
Raytheon Co.   190,000  9,073
  17,218
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   140,000  10,483
Newport News Shipbuilding, Inc.   150,000  2,493
  12,976
TOTAL AEROSPACE & DEFENSE   130,933
BASIC INDUSTRIES - 6.9%
CHEMICALS & PLASTICS - 2.2%
Dow Chemical Co.   50,000  4,168
du Pont (E.I.) de Nemours & Co.   260,000  28,308
Monsanto Co.   200,000  8,800
Union Carbide Corp.   230,000  10,752
Valspar Corp.   300,000  8,400
Witco Corp.   150,000  5,550
  65,978
IRON & STEEL - 0.4%
Nucor Corp.   200,000  11,800
METALS & MINING - 0.5%
Aluminum Co. of America  220,000  16,198
PAPER & FOREST PRODUCTS - 3.8%
Champion International Corp.   350,000  17,281
Chesapeake Corp.   390,000  13,065
Fort Howard Corp. (a)  220,000  10,106
James River Corp. of Virginia  150,000  5,269
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Kimberly-Clark Corp.   160,000 $ 8,020
MacMillan Bloedel Ltd.   337,600  4,899
Mead Corp.   100,000  6,375
Pentair, Inc.   570,000  18,739
Union Camp Corp.   120,000  6,300
Unisource Worldwide, Inc.   281,100  4,884
Weyerhaeuser Co.   264,000  13,167
Willamette Industries, Inc.   60,000  4,470
  112,575
TOTAL BASIC INDUSTRIES   206,551
CONSTRUCTION & REAL ESTATE - 4.3%
BUILDING MATERIALS - 2.9%
CalMat Co.   440,000  8,745
Masco Corp.   1,220,000  47,428
RPM, Inc.   700,000  13,300
Sherwin-Williams Co.   530,000  15,900
  85,373
CONSTRUCTION - 0.4%
Centex Corp.   110,000  4,386
Lennar Corp.   350,000  9,188
  13,574
ENGINEERING - 0.3%
Fluor Corp.   170,000  8,989
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Duke Realty Investors, Inc.   111,836  4,262
Felcor Suite Hotels, Inc.  100,000  3,725
Public Storage, Inc.   240,000  6,390
RFS Hotel Investors, Inc.  350,000  6,519
  20,896
TOTAL CONSTRUCTION & REAL ESTATE   128,832
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 6.1%
AUTOS, TIRES, & ACCESSORIES - 3.7%
Chrysler Corp.   1,100,000 $ 34,925
Cummins Engine Co., Inc.   160,000  10,200
Eaton Corp.   140,000  11,165
General Motors Corp.   570,000  32,632
Modine Manufacturing Co.   310,000  9,068
PACCAR, Inc.   100,000  4,525
Snap-on Tools Corp.   220,000  8,773
  111,288
CONSUMER DURABLES - 0.7%
Minnesota Mining & Manufacturing Co.   230,000  21,103
CONSUMER ELECTRONICS - 0.8%
Black & Decker Corp.   70,000  2,433
Maytag Co.   740,000  19,795
  22,228
HOME FURNISHINGS - 0.7%
Heilig-Meyers Co.   200,000  3,300
Leggett & Platt, Inc.   420,000  15,855
  19,155
TEXTILES & APPAREL - 0.2%
Russell Corp.   220,000  6,736
TOTAL DURABLES   180,510
ENERGY - 8.0%
ENERGY SERVICES - 1.4%
Baker Hughes, Inc.   240,000  9,000
Schlumberger Ltd.   130,000  15,486
Western Atlas, Inc. (a)  270,000  18,293
  42,779
OIL & GAS - 6.6%
Amerada Hess Corp.   320,000  17,120
Atlantic Richfield Co.   30,000  4,364
British Petroleum PLC ADR  720,000  104,310
Burlington Resources, Inc.   300,000  13,950
Occidental Petroleum Corp.   500,000  11,625
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Royal Dutch Petroleum Co. ADR  100,000 $ 19,525
Texaco, Inc.   180,000  19,643
Total SA sponsored ADR  120,000  5,475
  196,012
TOTAL ENERGY   238,791
FINANCE - 17.2%
BANKS - 4.0%
Bank of New York Co., Inc.   620,000  26,428
BankAmerica Corp.   30,000  3,506
Citicorp  230,000  26,306
NationsBank Corp.   800,000  47,100
Norwest Corp.   270,000  14,445
  117,785
CREDIT & OTHER FINANCE - 4.0%
American Express Co.   1,100,000  76,450
Associates First Capital Corp.   140,000  6,615
Fleet Financial Group, Inc.   400,000  24,450
Household International, Inc.   110,000  10,808
  118,323
FEDERAL SPONSORED CREDIT - 2.5%
Federal Home Loan Mortgage Corporation  900,000  29,700
Federal National Mortgage Association  780,000  34,028
Student Loan Marketing Association  90,000  10,946
  74,674
INSURANCE - 6.3%
Allstate Corp.   600,000  44,173
Berkley (W.R.) Corp.   160,000  8,300
CIGNA Corp.   115,900  20,138
General Re Corp.   230,000  40,308
Hartford Financial Services Group, Inc.   300,000  23,400
Loews Corp.   170,000  16,533
PXRE Corp.   663,600  17,917
Provident Companies, Inc.   310,000  16,663
  187,432
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.4%
Lehman Brothers Holdings, Inc.   360,000 $ 14,535
TOTAL FINANCE   512,749
HEALTH - 4.0%
DRUGS & PHARMACEUTICALS - 2.4%
American Home Products Corp.   130,000  9,912
Bristol-Myers Squibb Co.   400,000  29,350
Merck & Co., Inc.   80,000  7,190
Pharmacia & Upjohn, Inc.   140,000  4,848
Schering-Plough Corp.   230,000  20,873
  72,173
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Allegiance Corp.   190,000  5,153
Bergen Brunswig Corp. Class A  130,000  4,940
Johnson & Johnson  100,000  5,988
  16,081
MEDICAL FACILITIES MANAGEMENT - 1.1%
Columbia/HCA Healthcare Corp.  330,000  12,086
Tenet Healthcare Corp. (a)  720,000  19,800
  31,886
TOTAL HEALTH   120,140
HOLDING COMPANIES - 0.5%
PartnerRe Ltd.   500,000  15,688
INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%
ELECTRICAL EQUIPMENT - 1.4%
Emerson Electric Co.   230,000  12,420
General Electric Co.   380,000  22,942
Scientific-Atlanta, Inc.   300,000  5,438
  40,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Caterpillar, Inc.   180,000 $ 17,572
Deere & Co.   220,000  11,248
Ingersoll-Rand Co.   220,000  11,990
Tyco International Ltd.   310,000  19,685
  60,495
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc.   530,000  17,358
Waste Management, Inc.  720,000  22,860
  40,218
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   141,513
MEDIA & LEISURE - 1.9%
ENTERTAINMENT - 0.1%
MGM Grand, Inc. (a)  110,000  4,166
LODGING & GAMING - 0.5%
Circus Circus Enterprises, Inc. (a)  90,000  2,340
ITT Corp. (a)  200,000  11,925
  14,265
PUBLISHING - 1.3%
ACNielsen Corp. (a)  1,000,000  16,875
Gannett Co., Inc.   60,000  5,550
Knight-Ridder, Inc.   120,000  5,175
Times Mirror Co. Class A  170,000  9,541
  37,141
RESTAURANTS - 0.0%
Uno Restaurant Corp. (a)  200,000  1,176
TOTAL MEDIA & LEISURE   56,748
NONDURABLES - 6.7%
BEVERAGES - 0.6%
Anheuser-Busch Companies, Inc.   160,000  6,860
Coors (Adolph) Co. Class B  85,500  2,084
PepsiCo, Inc.   200,000  7,350
  16,294
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 0.8%
Campbell Soup Co.   200,000 $ 9,200
Hershey Foods Corp.   150,000  8,419
Quaker Oats Co.   140,000  5,775
Sara Lee Corp.   30,000  1,226
  24,620
HOUSEHOLD PRODUCTS - 2.3%
Church & Dwight Co., Inc.   332,100  8,801
Clorox Co.   130,000  16,412
First Brands Corp.   120,000  3,150
Gillette Co.   150,000  13,331
Procter & Gamble Co.   120,000  16,545
Rubbermaid, Inc.   16,800  468
Unilever NV ADR  50,000  9,688
  68,395
TOBACCO - 3.0%
Philip Morris Companies, Inc.   1,520,000  66,880
RJR Nabisco Holdings Corp.   520,000  16,835
Schweitzer-Mauduit International, Inc.   170,000  5,844
  89,559
TOTAL NONDURABLES   198,868
PRECIOUS METALS - 0.4%
Newmont Mining Corp.   320,000  12,520
RETAIL & WHOLESALE - 6.8%
APPAREL STORES - 0.2%
TJX Companies, Inc.   100,000  4,800
DRUG STORES - 0.2%
CVS Corp.   114,946  5,503
GENERAL MERCHANDISE STORES - 4.6%
Dillards, Inc. Class A  260,000  8,775
May Department Stores Co. (The)  200,000  9,425
Neiman-Marcus Group, Inc. (a)  130,000  3,445
Nordstrom, Inc.   180,000  8,640
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Sears, Roebuck & Co.   200,000 $ 9,825
Wal-Mart Stores, Inc.   3,250,000  96,688
  136,798
GROCERY STORES - 0.4%
Albertson's, Inc.   140,000  4,690
Safeway, Inc. (a)  160,000  7,200
  11,890
RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%
Fabri-Centers of America, Inc. Class B (non-vtg.) (a)  330,100  7,055
Home Depot, Inc. (The)  250,000  15,750
Officemax, Inc. (a)  800,000  11,100
Toys "R" Us, Inc. (a)  300,000  9,338
  43,243
TOTAL RETAIL & WHOLESALE   202,234
SERVICES - 1.8%
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co.   220,000  8,167
SERVICES - 1.5%
Block (H&R), Inc.   670,000  22,110
Dun & Bradstreet Corp.   520,000  13,585
Olsten Corp.   140,000  2,748
Pittston Co.  260,000  6,695
  45,138
TOTAL SERVICES   53,305
TECHNOLOGY - 6.6%
COMPUTER SERVICES & SOFTWARE - 0.3%
Electronic Data Systems Corp.  210,000  7,848
COMPUTERS & OFFICE EQUIPMENT - 3.4%
International Business Machines Corp.   760,000  65,740
Pitney Bowes, Inc.   490,000  34,423
  100,163
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  100,000 $ 6,525
KLA Instruments Corp. (a)  100,000  4,756
  11,281
ELECTRONICS - 2.1%
AMP, Inc.   670,000  27,554
Cypress Semiconductor Corp. (a)  120,000  1,710
Thomas & Betts Corp.   670,000  34,086
  63,350
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.   100,000  8,288
Imation Corp. (a)  230,000  5,520
  13,808
TOTAL TECHNOLOGY   196,450
TRANSPORTATION - 3.3%
AIR TRANSPORTATION - 0.6%
AMR Corp. (a)  90,000  8,943
Delta Air Lines, Inc.   90,000  8,438
  17,381
RAILROADS - 0.8%
Burlington Northern Santa Fe Corp.   160,000  13,280
CSX Corp.   220,000  11,660
  24,940
TRUCKING & FREIGHT - 1.9%
Arnold Industries, Inc.   900,000  15,074
CNF Transportation, Inc.   480,000  15,480
Consolidated Freightways Corp.   700,000  8,663
Hunt (J.B.) Transport Services, Inc.   170,000  2,593
USFreightways Corp.   320,000  7,760
Werner Enterprises, Inc.   330,000  6,435
  56,005
TOTAL TRANSPORTATION   98,326
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 5.0%
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   220,000 $ 8,965
TELEPHONE SERVICES - 4.7%
AT&T Corp.   200,000  7,375
Ameritech Corp.  120,000  7,860
Bell Atlantic Corp.   40,000  2,800
MCI Communications Corp.   450,000  17,269
NYNEX Corp.   620,000  33,325
SBC Communications, Inc.   650,000  38,025
Sprint Corp.   240,000  11,730
U.S. WEST Communications Group  550,000  20,142
  138,526
TOTAL UTILITIES   147,491
TOTAL COMMON STOCKS
(Cost $2,031,556)   2,641,649
CONVERTIBLE PREFERRED STOCKS - 0.8%
FINANCE - 0.8%
INSURANCE - 0.8%
Allstate Corp. $2.30  500,000  23,313
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  50,000  -
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $19,485)   23,313
CORPORATE BONDS - 0.3%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.1%
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
National Semiconductor Corp. 6 1/2%,
10/1/02 (c)  Ba2 $ 1,800 $ 1,845
NONCONVERTIBLE BONDS - 0.2%
DURABLES - 0.2%
TEXTILES & APPAREL - 0.2%
Westpoint Stevens, Inc. 8 3/4%, 12/15/01  Ba3  5,200  5,356
TOTAL CORPORATE BONDS
(Cost $6,783)   7,201
U.S. TREASURY OBLIGATIONS - 1.7%
U.S. Treasury Bills, yield at date of purchase
5.16% to 5.21%, 6/26/97 (d)    7,250  7,230
U.S. Treasury Bonds
7 1/4%, 2/15/23  Aaa  5,020  5,091
 6 1/4%, 8/15/23  Aaa  2,610  2,377
 7 1/2%, 11/15/24  Aaa  13,590  14,437
 7 5/8%, 2/15/25  Aaa  8,830  9,518
U.S. Treasury Note 7 7/8%, 11/15/04  Aaa  12,300  13,190
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,007)   51,843
CASH EQUIVALENTS - 8.6%
 SHARES
Taxable Central Cash Fund (b)
(Cost $256,497)    256,497,000  256,497
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,368,328)  $ 2,980,503
FUTURES CONTRACTS
 EXPIRATION  UNDERLYING FACE  UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)
  (000S) (000S)
200 S&P 500 Stock Index Contracts  Jun 97 $ 85,060 $ 6,607
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.9%.
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,845,000 or 0.1% of net assets.
4. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,737,000.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,370,512,000. Net unrealized appreciation aggregated $609,991,000, of which $629,885,000 related to appreciated investment securities and $19,894,000 related to depreciated investment securities. The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $6,650,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $2,368,328) -                                $ 2,980,503
See accompanying schedule

Receivable for investments sold                                                        12,917

Receivable for fund shares sold                                                        5,000

Dividends receivable                                                                   5,079

Interest receivable                                                                    2,260

Receivable for daily variation on futures contracts                                    494

Other receivables                                                                      173

Prepaid expenses                                                                       5

 TOTAL ASSETS                                                                          3,006,431

LIABILITIES

Payable for investments purchased                                          $ 48,274

Payable for fund shares redeemed                                            5,632

Accrued management fee                                                      1,200

Distribution fees payable                                                   1,241

Other payables and accrued expenses                                         625

 TOTAL LIABILITIES                                                                     56,972

NET ASSETS                                                                            $ 2,949,459

Net Assets consist of:

Paid in capital                                                                       $ 2,286,634

Undistributed net investment income                                                    6,083

Accumulated undistributed net realized gain (loss) on                                  37,961
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                          618,781
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                            $ 2,949,459


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                             $23.97
CLASS A:
NET ASSET VALUE and redemption price per share
 ($11,312 (divided by) 472 shares)

Maximum offering price per share (100/94.75 of $23.97)                            $25.30

CLASS T:                                                                          $24.11
NET ASSET VALUE and redemption price per share
 ($1,899,588 (divided by) 78,773 shares)

Maximum offering price per share (100/96.50 of $24.11)                            $24.98

CLASS B:                                                                          $24.02
NET ASSET VALUE and offering price per share
 ($573,916 (divided by) 23,897 shares) A

INSTITUTIONAL CLASS:                                                              $24.30
NET ASSET VALUE, offering price and redemption price
 per share ($464,643 (divided by) 19,117.3 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                            $ 23,703
Dividends

Interest                                                                      10,505

 TOTAL INCOME                                                                 34,208

EXPENSES

Management fee                                                    $ 6,770

Transfer agent fees                                                2,538

Distribution fees                                                  6,981

Accounting fees and expenses                                       403

Non-interested trustees' compensation                              10

Custodian fees and expenses                                        26

Registration fees                                                  183

Audit                                                              41

Legal                                                              9

Miscellaneous                                                      53

 Total expenses before reductions                                  17,014

 Expense reductions                                                (216)      16,798

NET INVESTMENT INCOME                                                         17,410

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             36,706

 Foreign currency transactions                                     (3)

 Futures contracts                                                 10,381     47,084

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             178,053

 Assets and liabilities in foreign currencies                      1

 Futures contracts                                                 6,607      184,661

NET GAIN (LOSS)                                                               231,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 249,155
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED MAY 31,    NOVEMBER 30,
                                                          1997             1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 17,410         $ 29,299
Net investment income

 Net realized gain (loss)                                  47,084           69,742

 Change in net unrealized appreciation (depreciation)      184,661          261,601

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           249,155          360,642
FROM OPERATIONS

Distributions to shareholders                              (15,967)         (28,968)
From net investment income

 From net realized gain                                    (64,868)         (35,076)

 TOTAL DISTRIBUTIONS                                       (80,835)         (64,044)

Share transactions - net increase (decrease)               260,525          776,408

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  428,845          1,073,006

NET ASSETS

 Beginning of period                                       2,520,614        1,447,608

 End of period (including undistributed net investment    $ 2,949,459      $ 2,520,614
income of $6,083 and $4,640, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 F


SELECTED PER-SHARE DATA E

Net asset value, beginning of period                     $ 22.78       $ 20.38

Income from Investment Operations

 Net investment income                                    .13           .06

 Net realized and unrealized gain (loss)                  1.85          2.44

 Total from investment operations                         1.98          2.50

Less Distributions

 From net investment income                               (.20)         (.10)

 From net realized gain                                   (.59)         -

 Total distributions                                      (.79)         (.10)

Net asset value, end of period                           $ 23.97       $ 22.78

TOTAL RETURN B, C                                         9.02%         12.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 11,312      $ 3,306

Ratio of expenses to average net assets                   1.44% A, G    1.46% A,
                                                                       D, G

Ratio of expenses to average net assets after expense     1.43% A, H    1.44% A,
reductions                                                             H

Ratio of net investment income to average net assets      1.17% A       1.27% A

Portfolio turnover                                        50% A         78%

Average commission rate I                                $ .0423       $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value,               $ 22.83       $ 19.95       $ 15.96     $ 14.86     $ 12.86    $ 12.37
beginning of period

Income from
Investment
Operations

 Net investment                 .15 D         .30 D         .31         .28 D       .33        .13
 income

 Net realized and               1.86          3.35          4.26        1.03        1.97       .47
 unrealized
 gain (loss)

 Total from                     2.01          3.65          4.57        1.31        2.30       .60
investment
operations

Less Distributions

 From net                       (.14)         (.31)         (.30)       (.21)       (.30)      (.11)
investment
 income

 From net                       (.59)         (.46)         (.28)       -           -          -
 realized gain

 Total distributions            (.73)         (.77)         (.58)       (.21)       (.30)      (.11)

Net asset value,               $ 24.11       $ 22.83       $ 19.95     $ 15.96     $ 14.86    $ 12.86
 end of period

TOTAL RETURN B, C               9.11%         18.89%        29.46%      8.84%       18.03%     4.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 1,899,588   $ 1,672,994   $ 880,054   $ 179,501   $ 42,326   $ 1,462
period (000 omitted)


Ratio of expenses to            1.25% A       1.27%         1.48%       1.67%       1.77%      1.55%
average net assets                                                                            A

Ratio of expenses to            1.24% A,      1.26%         1.47%       1.64%       1.77%      1.55%
average net assets              G            G             G           G                      A
after expense
reductions

Ratio of net                    1.31% A       1.45%         1.78%       1.69%       2.02%      3.39%
investment income                                                                             A
to average net
assets

Portfolio turnover              50% A         78%           80%         140%        120%       51%

Average commission             $ .0423       $ .0424
rate  H


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992. F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 22.73     $ 19.90     $ 15.94     $ 15.21

Income from Investment Operations

 Net investment income                       .09 D       .19 D       .26         .08 D

 Net realized and unrealized gain (loss)     1.87        3.33        4.23        .72

 Total from investment operations            1.96        3.52        4.49        .80

Less Distributions

 From net investment income                  (.08)       (.23)       (.25)       (.07)

 From net realized gain                      (.59)       (.46)       (.28)       -

 Total distributions                         (.67)       (.69)       (.53)       (.07)

Net asset value, end of period              $ 24.02     $ 22.73     $ 19.90     $ 15.94

TOTAL RETURN B, C                            8.91%       18.22%      28.95%      5.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 573,916   $ 500,447   $ 270,101   $ 35,373

Ratio of expenses to average net assets      1.78% A     1.81%       1.85%       2.24% A

Ratio of expenses to average net assets      1.77% A,    1.79%       1.84%       2.18% A
after expense reductions                     F          F           F           , F

Ratio of net investment income to            .79% A      .92%        1.41%       1.15% A
average net assets

Portfolio turnover                           50% A       78%         80%         140%

Average commission rate G                   $ .0423     $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88     $ 11.08
beginning of period

Income from
Investment
Operations

 Net investment                 .21 C       .42 C       .45         .41 C       .39         .49
 income

 Net realized and               1.89        3.37        4.28        1.05        2.02        1.79
 unrealized
 gain (loss)

 Total from                     2.10        3.79        4.73        1.46        2.41        2.28
investment
operations

Less Distributions

 From net                       (.21)       (.42)       (.43)       (.32)       (.36)       (.48)
investment
 income

 From net                       (.59)       (.46)       (.28)       -           -           -
 realized gain

 Total distributions            (.80)       (.88)       (.71)       (.32)       (.36)       (.48)

Net asset value,               $ 24.30     $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88
end of period

TOTAL RETURN B                  9.47%       19.54%      30.43%      9.82%       18.90%      20.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 464,643   $ 343,867   $ 297,453   $ 197,533   $ 191,138   $ 139,391
period (000 omitted)


Ratio of expenses to            .71% A      .71%        .74%        .73%        .80%        .71%
average net assets                                                                         F

Ratio of expenses to            .68% A      .70%        .73%        .71%        .79%        .71%
average net assets             , E         E           E           E           E
after expense
reductions

Ratio of net                    1.85% A     2.02%       2.52%       2.62%       3.00%       3.77%
investment income
to average net
assets

Portfolio turnover              50% A       78%         80%         140%        120%        51%

Average commission             $ .0423     $ .0424
rate  G


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund(the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $809,091,000 and $595,045,000, respectively, of which U.S. government and government agency obligations aggregated $3,171,000 and $0, respectively.
The market value of futures contracts opened and closed during the period amounted to $471,796,000 and $403,724,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

 * .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 8,000       $ 8,000

CLASS T     4,355,000     4,355,000

CLASS B     2,618,000     655,000

           $ 6,981,000   $ 5,018,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
            PAID TO       DEALERS'
            FDC           PORTION

CLASS A     $ 157,000     $ 150,000

CLASS T      762,000       534,000

CLASS B      585,000       0*

            $ 1,504,000   $ 684,000

 * WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS ***

CLASS A                 FIIOC *    $ 8,000       .26

CLASS T **              FIIOC *     1,661,000    .19

CLASS B                 FIIOC *     550,000      .21

INSTITUTIONAL CLASS     FIIOC *     319,000      .15

                                   $ 2,538,000

 * FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
 ** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
  TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $274,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $8,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $163,000 under this arrangement.
In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS T                $ 15,000

INSTITUTIONAL CLASS     30,000

                       $ 45,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                               SIX MONTHS     YEAR ENDED
                              ENDED MAY 31,   NOVEMBER 30,
                              1997            1996 A

CLASS A

From net investment income    $ 45,000        $ 4,000

From net realized gain         99,000          -

Total                         $ 144,000       $ 4,000

CLASS T

From net investment income    $ 10,484,000    $ 18,521,000

From net realized gain         43,070,000      21,465,000

Total                         $ 53,554,000    $ 39,986,000

CLASS B

From net investment income    $ 1,806,000     $ 4,108,000

From net realized gain         13,038,000      6,588,000

Total                         $ 14,844,000    $ 10,696,000

INSTITUTIONAL CLASS

From net investment income    $ 3,632,000     $ 6,335,000

From net realized gain         8,661,000       7,023,000

Total                         $ 12,293,000    $ 13,358,000

                              $ 80,835,000    $ 64,044,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                         DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                 ENDED MAY 31,   NOVEMBER 30,   ENDED MAY 31,   NOVEMBER 30,

                                 1997            1996 A         1997            1996 A



CLASS A                           354             150           $ 8,002         $ 3,202
Shares sold

Reinvestment of distributions     6               -              130             3

Shares redeemed                   (33)            (5)            (753)           (105)

Net increase (decrease)           327             145           $ 7,379         $ 3,100

CLASS T                           16,249          44,565        $ 365,803       $ 918,821
Shares sold

Reinvestment of distributions     2,303           1,866          50,772          37,447

Shares redeemed                   (13,075)        (17,253)       (295,251)       (358,513)

Net increase (decrease)           5,477           29,178        $ 121,324       $ 597,755

CLASS B                           2,763           11,769        $ 62,340        $ 243,202
Shares sold

Reinvestment of distributions     643             478            14,094          9,527

Shares redeemed                   (1,525)         (3,806)        (34,419)        (79,827)

Net increase (decrease)           1,881           8,441         $ 42,015        $ 172,902

INSTITUTIONAL CLASS               9,546           7,490         $ 211,663       $ 155,473
Shares sold

Reinvestment of distributions     418             432            9,304           8,672

Shares redeemed                   (5,798)         (7,780)        (131,160)       (161,494)

Net increase (decrease)           4,166           142           $ 89,807        $ 2,651


 A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 21,000

CLASS T                 96,000

CLASS B                 37,000

INSTITUTIONAL CLASS     29,000

                       $ 183,000







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  30    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1997                    PAST 6   PAST 1   PAST 5    PAST 10
                                              MONTH    YEAR     YEARS     YEARS
                                              S

Advisor Equity Income Fund - Institutional    9.47%    20.41%   133.37%   250.57%
Class

S&P 500(registered trademark)                 13.15%   29.42%   132.50%   294.84%

Equity Income Funds Average                   10.11%   22.43%   102.02%   209.24%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                         PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Advisor Equity Income Fund - Institutional Class   20.41%   18.47%   13.36%

S&P 500                                            29.42%   18.38%   14.70%

Equity Income Funds Average                        22.43%   14.98%   11.69%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/05/31      10000.00                    10000.00
  1987/06/30      10289.10                    10505.00
  1987/07/31      10587.12                    11037.60
  1987/08/31      10878.92                    11449.31
  1987/09/30      10623.48                    11198.57
  1987/10/31       8698.11                     8786.40
  1987/11/30       8326.53                     8062.40
  1987/12/31       8642.99                     8675.94
  1988/01/31       9234.11                     9041.20
  1988/02/29       9684.56                     9462.52
  1988/03/31       9557.84                     9170.13
  1988/04/30       9694.38                     9271.92
  1988/05/31       9813.39                     9352.58
  1988/06/30      10374.94                     9781.87
  1988/07/31      10356.42                     9744.70
  1988/08/31      10151.52                     9413.38
  1988/09/30      10451.48                     9814.39
  1988/10/31      10639.96                    10087.23
  1988/11/30      10573.70                     9942.98
  1988/12/31      10650.42                    10116.98
  1989/01/31      11332.90                    10857.54
  1989/02/28      11236.28                    10587.19
  1989/03/31      11459.65                    10833.87
  1989/04/30      11879.38                    11396.15
  1989/05/31      12163.62                    11857.70
  1989/06/30      12212.83                    11790.11
  1989/07/31      12984.16                    12854.75
  1989/08/31      13153.05                    13106.71
  1989/09/30      12983.40                    13052.97
  1989/10/31      12271.56                    12750.14
  1989/11/30      12432.77                    13010.24
  1989/12/31      12613.81                    13322.49
  1990/01/31      11816.18                    12428.55
  1990/02/28      11837.29                    12588.88
  1990/03/31      11837.29                    12922.48
  1990/04/30      11379.14                    12599.42
  1990/05/31      12128.47                    13827.86
  1990/06/30      12074.71                    13733.84
  1990/07/31      11880.13                    13689.89
  1990/08/31      10977.98                    12452.32
  1990/09/30      10147.80                    11845.89
  1990/10/31       9917.17                    11794.96
  1990/11/30      10579.79                    12556.91
  1990/12/31      10812.71                    12907.25
  1991/01/31      11362.88                    13470.00
  1991/02/28      12175.33                    14433.11
  1991/03/31      12369.63                    14782.39
  1991/04/30      12369.34                    14817.87
  1991/05/31      13046.75                    15458.00
  1991/06/30      12447.93                    14750.02
  1991/07/31      13129.16                    15437.37
  1991/08/31      13407.23                    15803.24
  1991/09/30      13337.76                    15539.33
  1991/10/31      13559.99                    15747.55
  1991/11/30      13010.11                    15112.93
  1991/12/31      14035.95                    16841.85
  1992/01/31      14177.25                    16528.59
  1992/02/29      14615.27                    16743.46
  1992/03/31      14377.81                    16416.96
  1992/04/30      14890.26                    16899.62
  1992/05/31      15021.71                    16982.43
  1992/06/30      14854.46                    16729.39
  1992/07/31      15240.29                    17413.62
  1992/08/31      14878.47                    17056.64
  1992/09/30      14999.95                    17257.91
  1992/10/31      15182.40                    17318.31
  1992/11/30      15730.13                    17908.87
  1992/12/31      16133.60                    18129.15
  1993/01/31      16623.74                    18281.43
  1993/02/28      17054.03                    18530.06
  1993/03/31      17620.20                    18921.04
  1993/04/30      17558.57                    18463.15
  1993/05/31      17843.40                    18957.97
  1993/06/30      18030.09                    19012.95
  1993/07/31      18279.39                    18936.89
  1993/08/31      18941.52                    19654.60
  1993/09/30      18828.78                    19503.26
  1993/10/31      19054.27                    19906.98
  1993/11/30      18703.50                    19717.86
  1993/12/31      19167.02                    19956.45
  1994/01/31      20068.99                    20634.97
  1994/02/28      19567.90                    20075.76
  1994/03/31      18733.96                    19200.46
  1994/04/30      19389.96                    19446.22
  1994/05/31      19541.35                    19765.14
  1994/06/30      19425.05                    19280.90
  1994/07/31      20098.38                    19913.31
  1994/08/31      21165.55                    20729.75
  1994/09/30      20820.92                    20221.88
  1994/10/31      21229.92                    20676.87
  1994/11/30      20539.73                    19923.82
  1994/12/31      20603.95                    20219.29
  1995/01/31      20931.41                    20743.57
  1995/02/28      21678.03                    21551.95
  1995/03/31      22400.68                    22187.95
  1995/04/30      23007.89                    22841.38
  1995/05/31      23667.90                    23754.35
  1995/06/30      23998.71                    24306.17
  1995/07/31      24888.04                    25112.16
  1995/08/31      25193.34                    25175.19
  1995/09/30      25989.33                    26237.58
  1995/10/31      25709.30                    26143.91
  1995/11/30      26789.41                    27291.63
  1995/12/31      27505.05                    27817.27
  1996/01/31      28329.18                    28764.17
  1996/02/29      28452.77                    29030.81
  1996/03/31      28673.14                    29310.38
  1996/04/30      28880.12                    29742.41
  1996/05/31      29114.69                    30509.47
  1996/06/30      28963.27                    30625.71
  1996/07/31      27882.34                    29272.67
  1996/08/31      28436.66                    29890.03
  1996/09/30      29462.49                    31572.24
  1996/10/31      30075.13                    32443.00
  1996/11/30      32024.44                    34895.37
  1996/12/31      31701.99                    34204.09
  1997/01/31      32793.68                    36341.16
  1997/02/28      33052.24                    36626.08
  1997/03/31      31767.46                    35121.11
  1997/04/30      33123.56                    37217.84
  1997/05/30      35056.73                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Institutional Class on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have grown to $35,057 - a 250.57% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. BOB, HOW DID THE FUND PERFORM?
A. For the six- month and one-year periods ending May 31, 1997, the fund's Institutional Class shares returned 9.47% and 20.41%, respectively. For the same time periods, the equity income funds average, as tracked by Lipper Analytical Services, was 10.11% and 22.43%. Additionally, the Standard & Poor's 500 Index was up 13.15% for six months and 29.42% for the year.
Q. WHY DID THE FUND UNDERPERFORM THE INDEX?
A. Over the period, the fund's cash position was fairly high - between 8% and 10% of assets - which hurt returns since the fund wasn't fully invested in a rising market. The large cash position was mostly the result of dramatic inflows of capital into the fund, especially this past January. Following that inflow, I made the decision to invest a portion of the proceeds in S&P 500 futures. I saw these low-risk futures not as a market bet, but as a place to get some market exposure on a temporary basis. My goal going forward is to eliminate this position entirely. I should point out that I am a value investor, and I look hard at whether a stock is attractive on a valuation basis; that is, whether it's cheap or expensive relative to its own history, similar companies or its underlying assets. I also invest for the long term. As a result, I tend to be cautious when the fund has large inflows of cash. I'm not just going to throw this capital into equities; instead I'll wait to find value stocks with the potential for long-term success.
Q. WERE THERE ANY OTHER REASONS BEHIND THE FUND'S UNDERPERFORMANCE COMPARED TO THE INDEX OVER THE PAST SIX MONTHS?
A. Yes. The fund underperformed the index because the index held more large-capitalization companies, which the market favored over the period, than the fund held. I found value mostly in mid-cap stocks, although I did hold a number of large-cap stocks in my top 10 positions. In addition, the fund was hurt by holding fewer bank stocks than the average equity-income fund. Banks did very well over the period, especially in January of 1997. The fund's fairly large sector weighting in finance at the end of the period - 18% - mostly represented its investments in non-banks, such as insurance companies.
Q. WHAT WERE SOME INVESTMENT DECISIONS THAT PAID OFF FOR THE FUND OVER THE
PERIOD?
A. Probably the fund's best-performing holdings were Wal-Mart and IBM, which both turned in strong results over the period. Wal-Mart, one of the fund's top holdings during the period, was perhaps my favorite. About three or four years ago, it embarked on a strategy of converting its existing stores into superstores, which have just about everything a consumer would want to buy, including groceries. This strategy set Wal-Mart up for future profits, but was very expensive in the short run since it costs a tremendous amount to convert stores. I invested in Wal-Mart early on in this strategy, and this year that investment started paying off as these superstores continued to mature.
Q. WHAT ABOUT IBM?
A. Top 10 stock IBM was another solid holding. New management has come in and helped generate tremendous cash flow, which has been used in part to repurchase one in every seven shares outstanding. I got into IBM very early in this process when its stock was inexpensive and my research showed that there was a favorable risk/reward ratio. This meant that the potential downside of the stock was much lower than the potential upside.
Q. YOU NOTED EARLIER THAT YOU ARE A VALUE INVESTOR. WERE THERE SOME STOCKS THAT YOU CONSIDERED REAL VALUE STOCKS OVER THE PERIOD?
A. Yes. Clearly, I thought Wal-Mart and IBM were value stocks. Another good example was top 10 holding Philip Morris. Philip Morris did very well and had steady earnings and cash flow over the period. The problem is that it's a tobacco company facing litigation. This kept its valuation low. When you buy a well-established Fortune 500 stock at this value price, you know there's some risk involved. However, my research showed me that the stock's potential reward was higher than its potential risk, so the risk/reward ratio was still good. Another value company was Masco, which makes faucets and kitchen cabinets. It has been undervalued due to some past strategy errors, but its core business has been profitable throughout recent history. In addition, the chairman, who is paid a cash salary of only $1 a year but has a stock option for a million shares if he reaches the company's goals, has a strong incentive to profitably grow the company.
Q. DID YOU HAVE ANY REGRETS OVER THE PERIOD?
A. Sure. As I mentioned earlier, I wish I had invested less of the fund in cash over the period. I am actively working to minimize or reduce this position.
Q. BOB, HOW DOES THE FUND LOOK GOING FORWARD?
A. I am positioning the fund to provide reasonable returns with low volatility and risk. Going forward, I have some concerns because valuation levels look quite high, so I expect that there will be fewer positive risk/reward opportunities available. However, if the economy continues on its steady path of slow, moderate growth, I think the overall market outlook is pretty bright.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to maintain a
yield that exceeds the
composite dividend of the
S&P 500, while considering
the potential for achieving
capital appreciation
START DATE: April 25, 1983
SIZE: as of May 31, 1997,
more than $2.9 billion
MANAGER: Robert Chow,
since 1996; joined Fidelity in
1989
(checkmark)
BOB CHOW ON THE GOALS OF THE
FUND:
"The goal of the fund is
long-term capital
appreciation achieved in a
context of low risk. This
entails several things, such as
low volatility and low fund
turnover. The fund's average
holding time is three years,
which is very consistent with
my long-term investment
approach.
"Part of the way I work toward
the fund's goals is to strongly
consider the risk/ reward
ratio, which I've discussed in
this report. In fact, the first
question I ask when I'm
considering a stock is `What's
the downside?' After I've
determined the downside, I
need to make sure the reward
is higher.
"This fund is not trying to
catch a fast bang from the
market, but is positioned for
the long-term."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                        % OF FUND'S   % OF FUND'S
                                        INVESTMENTS   INVESTMENTS
                                                      IN THESE STOCKS
                                                      6 MONTHS AGO

British Petroleum PLC ADR               3.5           2.6

Wal-Mart Stores, Inc.                   3.2           2.4

American Express Co.                    2.6           2.3

Philip Morris Companies, Inc.           2.2           2.2

International Business Machines Corp.   2.2           2.5

Masco Corp.                             1.6           1.0

NationsBank Corp.                       1.6           0.3

Allstate Corp.                          1.5           1.0

Lockheed Martin Corp.                   1.4           0.6

General Re Corp.                        1.4           1.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Finance              18.0           18.5

Energy               8.0            7.9

Basic Industries     6.9            6.7

Retail & Wholesale   6.8            5.6

Nondurables          6.7            6.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 5.9
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 91.3
Stocks and
equity futures 86.5%
Bonds 2.0%
Convertible
securities 2.1%
Short-term
investments 9.4%
FOREIGN
INVESTMENTS 3.6%
Stocks and
equity futures 91.5%
Bonds 1.7%
Convertible
securities 0.9%
Short-term
investments 5.9%
FOREIGN
INVESTMENTS 5.4%
Row: 1, Col: 1, Value: 9.4
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 86.5
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 4.4%
AEROSPACE & DEFENSE - 3.4%
AlliedSignal, Inc.   140,000 $ 10,745
Boeing Co.   100,000  10,525
Lockheed Martin Corp.   450,000  42,131
McDonnell Douglas Corp.   180,000  11,588
Rockwell International Corp.  150,000  9,675
United Technologies Corp.   200,000  16,075
  100,739
DEFENSE ELECTRONICS - 0.6%
Litton Industries, Inc. (a)   180,000  8,145
Raytheon Co.   190,000  9,073
  17,218
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   140,000  10,483
Newport News Shipbuilding, Inc.   150,000  2,493
  12,976
TOTAL AEROSPACE & DEFENSE   130,933
BASIC INDUSTRIES - 6.9%
CHEMICALS & PLASTICS - 2.2%
Dow Chemical Co.   50,000  4,168
du Pont (E.I.) de Nemours & Co.   260,000  28,308
Monsanto Co.   200,000  8,800
Union Carbide Corp.   230,000  10,752
Valspar Corp.   300,000  8,400
Witco Corp.   150,000  5,550
  65,978
IRON & STEEL - 0.4%
Nucor Corp.   200,000  11,800
METALS & MINING - 0.5%
Aluminum Co. of America  220,000  16,198
PAPER & FOREST PRODUCTS - 3.8%
Champion International Corp.   350,000  17,281
Chesapeake Corp.   390,000  13,065
Fort Howard Corp. (a)  220,000  10,106
James River Corp. of Virginia  150,000  5,269
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Kimberly-Clark Corp.   160,000 $ 8,020
MacMillan Bloedel Ltd.   337,600  4,899
Mead Corp.   100,000  6,375
Pentair, Inc.   570,000  18,739
Union Camp Corp.   120,000  6,300
Unisource Worldwide, Inc.   281,100  4,884
Weyerhaeuser Co.   264,000  13,167
Willamette Industries, Inc.   60,000  4,470
  112,575
TOTAL BASIC INDUSTRIES   206,551
CONSTRUCTION & REAL ESTATE - 4.3%
BUILDING MATERIALS - 2.9%
CalMat Co.   440,000  8,745
Masco Corp.   1,220,000  47,428
RPM, Inc.   700,000  13,300
Sherwin-Williams Co.   530,000  15,900
  85,373
CONSTRUCTION - 0.4%
Centex Corp.   110,000  4,386
Lennar Corp.   350,000  9,188
  13,574
ENGINEERING - 0.3%
Fluor Corp.   170,000  8,989
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Duke Realty Investors, Inc.   111,836  4,262
Felcor Suite Hotels, Inc.  100,000  3,725
Public Storage, Inc.   240,000  6,390
RFS Hotel Investors, Inc.  350,000  6,519
  20,896
TOTAL CONSTRUCTION & REAL ESTATE   128,832
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 6.1%
AUTOS, TIRES, & ACCESSORIES - 3.7%
Chrysler Corp.   1,100,000 $ 34,925
Cummins Engine Co., Inc.   160,000  10,200
Eaton Corp.   140,000  11,165
General Motors Corp.   570,000  32,632
Modine Manufacturing Co.   310,000  9,068
PACCAR, Inc.   100,000  4,525
Snap-on Tools Corp.   220,000  8,773
  111,288
CONSUMER DURABLES - 0.7%
Minnesota Mining & Manufacturing Co.   230,000  21,103
CONSUMER ELECTRONICS - 0.8%
Black & Decker Corp.   70,000  2,433
Maytag Co.   740,000  19,795
  22,228
HOME FURNISHINGS - 0.7%
Heilig-Meyers Co.   200,000  3,300
Leggett & Platt, Inc.   420,000  15,855
  19,155
TEXTILES & APPAREL - 0.2%
Russell Corp.   220,000  6,736
TOTAL DURABLES   180,510
ENERGY - 8.0%
ENERGY SERVICES - 1.4%
Baker Hughes, Inc.   240,000  9,000
Schlumberger Ltd.   130,000  15,486
Western Atlas, Inc. (a)  270,000  18,293
  42,779
OIL & GAS - 6.6%
Amerada Hess Corp.   320,000  17,120
Atlantic Richfield Co.   30,000  4,364
British Petroleum PLC ADR  720,000  104,310
Burlington Resources, Inc.   300,000  13,950
Occidental Petroleum Corp.   500,000  11,625
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Royal Dutch Petroleum Co. ADR  100,000 $ 19,525
Texaco, Inc.   180,000  19,643
Total SA sponsored ADR  120,000  5,475
  196,012
TOTAL ENERGY   238,791
FINANCE - 17.2%
BANKS - 4.0%
Bank of New York Co., Inc.   620,000  26,428
BankAmerica Corp.   30,000  3,506
Citicorp  230,000  26,306
NationsBank Corp.   800,000  47,100
Norwest Corp.   270,000  14,445
  117,785
CREDIT & OTHER FINANCE - 4.0%
American Express Co.   1,100,000  76,450
Associates First Capital Corp.   140,000  6,615
Fleet Financial Group, Inc.   400,000  24,450
Household International, Inc.   110,000  10,808
  118,323
FEDERAL SPONSORED CREDIT - 2.5%
Federal Home Loan Mortgage Corporation  900,000  29,700
Federal National Mortgage Association  780,000  34,028
Student Loan Marketing Association  90,000  10,946
  74,674
INSURANCE - 6.3%
Allstate Corp.   600,000  44,173
Berkley (W.R.) Corp.   160,000  8,300
CIGNA Corp.   115,900  20,138
General Re Corp.   230,000  40,308
Hartford Financial Services Group, Inc.   300,000  23,400
Loews Corp.   170,000  16,533
PXRE Corp.   663,600  17,917
Provident Companies, Inc.   310,000  16,663
  187,432
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.4%
Lehman Brothers Holdings, Inc.   360,000 $ 14,535
TOTAL FINANCE   512,749
HEALTH - 4.0%
DRUGS & PHARMACEUTICALS - 2.4%
American Home Products Corp.   130,000  9,912
Bristol-Myers Squibb Co.   400,000  29,350
Merck & Co., Inc.   80,000  7,190
Pharmacia & Upjohn, Inc.   140,000  4,848
Schering-Plough Corp.   230,000  20,873
  72,173
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Allegiance Corp.   190,000  5,153
Bergen Brunswig Corp. Class A  130,000  4,940
Johnson & Johnson  100,000  5,988
  16,081
MEDICAL FACILITIES MANAGEMENT - 1.1%
Columbia/HCA Healthcare Corp.  330,000  12,086
Tenet Healthcare Corp. (a)  720,000  19,800
  31,886
TOTAL HEALTH   120,140
HOLDING COMPANIES - 0.5%
PartnerRe Ltd.   500,000  15,688
INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%
ELECTRICAL EQUIPMENT - 1.4%
Emerson Electric Co.   230,000  12,420
General Electric Co.   380,000  22,942
Scientific-Atlanta, Inc.   300,000  5,438
  40,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Caterpillar, Inc.   180,000 $ 17,572
Deere & Co.   220,000  11,248
Ingersoll-Rand Co.   220,000  11,990
Tyco International Ltd.   310,000  19,685
  60,495
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc.   530,000  17,358
Waste Management, Inc.  720,000  22,860
  40,218
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   141,513
MEDIA & LEISURE - 1.9%
ENTERTAINMENT - 0.1%
MGM Grand, Inc. (a)  110,000  4,166
LODGING & GAMING - 0.5%
Circus Circus Enterprises, Inc. (a)  90,000  2,340
ITT Corp. (a)  200,000  11,925
  14,265
PUBLISHING - 1.3%
ACNielsen Corp. (a)  1,000,000  16,875
Gannett Co., Inc.   60,000  5,550
Knight-Ridder, Inc.   120,000  5,175
Times Mirror Co. Class A  170,000  9,541
  37,141
RESTAURANTS - 0.0%
Uno Restaurant Corp. (a)  200,000  1,176
TOTAL MEDIA & LEISURE   56,748
NONDURABLES - 6.7%
BEVERAGES - 0.6%
Anheuser-Busch Companies, Inc.   160,000  6,860
Coors (Adolph) Co. Class B  85,500  2,084
PepsiCo, Inc.   200,000  7,350
  16,294
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 0.8%
Campbell Soup Co.   200,000 $ 9,200
Hershey Foods Corp.   150,000  8,419
Quaker Oats Co.   140,000  5,775
Sara Lee Corp.   30,000  1,226
  24,620
HOUSEHOLD PRODUCTS - 2.3%
Church & Dwight Co., Inc.   332,100  8,801
Clorox Co.   130,000  16,412
First Brands Corp.   120,000  3,150
Gillette Co.   150,000  13,331
Procter & Gamble Co.   120,000  16,545
Rubbermaid, Inc.   16,800  468
Unilever NV ADR  50,000  9,688
  68,395
TOBACCO - 3.0%
Philip Morris Companies, Inc.   1,520,000  66,880
RJR Nabisco Holdings Corp.   520,000  16,835
Schweitzer-Mauduit International, Inc.   170,000  5,844
  89,559
TOTAL NONDURABLES   198,868
PRECIOUS METALS - 0.4%
Newmont Mining Corp.   320,000  12,520
RETAIL & WHOLESALE - 6.8%
APPAREL STORES - 0.2%
TJX Companies, Inc.   100,000  4,800
DRUG STORES - 0.2%
CVS Corp.   114,946  5,503
GENERAL MERCHANDISE STORES - 4.6%
Dillards, Inc. Class A  260,000  8,775
May Department Stores Co. (The)  200,000  9,425
Neiman-Marcus Group, Inc. (a)  130,000  3,445
Nordstrom, Inc.   180,000  8,640
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Sears, Roebuck & Co.   200,000 $ 9,825
Wal-Mart Stores, Inc.   3,250,000  96,688
  136,798
GROCERY STORES - 0.4%
Albertson's, Inc.   140,000  4,690
Safeway, Inc. (a)  160,000  7,200
  11,890
RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%
Fabri-Centers of America, Inc. Class B (non-vtg.) (a)  330,100  7,055
Home Depot, Inc. (The)  250,000  15,750
Officemax, Inc. (a)  800,000  11,100
Toys "R" Us, Inc. (a)  300,000  9,338
  43,243
TOTAL RETAIL & WHOLESALE   202,234
SERVICES - 1.8%
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co.   220,000  8,167
SERVICES - 1.5%
Block (H&R), Inc.   670,000  22,110
Dun & Bradstreet Corp.   520,000  13,585
Olsten Corp.   140,000  2,748
Pittston Co.  260,000  6,695
  45,138
TOTAL SERVICES   53,305
TECHNOLOGY - 6.6%
COMPUTER SERVICES & SOFTWARE - 0.3%
Electronic Data Systems Corp.  210,000  7,848
COMPUTERS & OFFICE EQUIPMENT - 3.4%
International Business Machines Corp.   760,000  65,740
Pitney Bowes, Inc.   490,000  34,423
  100,163
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  100,000 $ 6,525
KLA Instruments Corp. (a)  100,000  4,756
  11,281
ELECTRONICS - 2.1%
AMP, Inc.   670,000  27,554
Cypress Semiconductor Corp. (a)  120,000  1,710
Thomas & Betts Corp.   670,000  34,086
  63,350
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.   100,000  8,288
Imation Corp. (a)  230,000  5,520
  13,808
TOTAL TECHNOLOGY   196,450
TRANSPORTATION - 3.3%
AIR TRANSPORTATION - 0.6%
AMR Corp. (a)  90,000  8,943
Delta Air Lines, Inc.   90,000  8,438
  17,381
RAILROADS - 0.8%
Burlington Northern Santa Fe Corp.   160,000  13,280
CSX Corp.   220,000  11,660
  24,940
TRUCKING & FREIGHT - 1.9%
Arnold Industries, Inc.   900,000  15,074
CNF Transportation, Inc.   480,000  15,480
Consolidated Freightways Corp.   700,000  8,663
Hunt (J.B.) Transport Services, Inc.   170,000  2,593
USFreightways Corp.   320,000  7,760
Werner Enterprises, Inc.   330,000  6,435
  56,005
TOTAL TRANSPORTATION   98,326
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 5.0%
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   220,000 $ 8,965
TELEPHONE SERVICES - 4.7%
AT&T Corp.   200,000  7,375
Ameritech Corp.  120,000  7,860
Bell Atlantic Corp.   40,000  2,800
MCI Communications Corp.   450,000  17,269
NYNEX Corp.   620,000  33,325
SBC Communications, Inc.   650,000  38,025
Sprint Corp.   240,000  11,730
U.S. WEST Communications Group  550,000  20,142
  138,526
TOTAL UTILITIES   147,491
TOTAL COMMON STOCKS
(Cost $2,031,556)   2,641,649
CONVERTIBLE PREFERRED STOCKS - 0.8%
FINANCE - 0.8%
INSURANCE - 0.8%
Allstate Corp. $2.30  500,000  23,313
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  50,000  -
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $19,485)   23,313
CORPORATE BONDS - 0.3%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.1%
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
National Semiconductor Corp. 6 1/2%,
10/1/02 (c)  Ba2 $ 1,800 $ 1,845
NONCONVERTIBLE BONDS - 0.2%
DURABLES - 0.2%
TEXTILES & APPAREL - 0.2%
Westpoint Stevens, Inc. 8 3/4%, 12/15/01  Ba3  5,200  5,356
TOTAL CORPORATE BONDS
(Cost $6,783)   7,201
U.S. TREASURY OBLIGATIONS - 1.7%
U.S. Treasury Bills, yield at date of purchase
5.16% to 5.21%, 6/26/97 (d)    7,250  7,230
U.S. Treasury Bonds
7 1/4%, 2/15/23  Aaa  5,020  5,091
 6 1/4%, 8/15/23  Aaa  2,610  2,377
 7 1/2%, 11/15/24  Aaa  13,590  14,437
 7 5/8%, 2/15/25  Aaa  8,830  9,518
U.S. Treasury Note 7 7/8%, 11/15/04  Aaa  12,300  13,190
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,007)   51,843
CASH EQUIVALENTS - 8.6%
 SHARES
Taxable Central Cash Fund (b)
(Cost $256,497)    256,497,000  256,497
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,368,328)  $ 2,980,503
FUTURES CONTRACTS
 EXPIRATION  UNDERLYING FACE  UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)
  (000S) (000S)
200 S&P 500 Stock Index Contracts  Jun 97 $ 85,060 $ 6,607
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.9%.
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,845,000 or 0.1% of net assets.
4. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,737,000.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,370,512,000. Net unrealized appreciation aggregated $609,991,000, of which $629,885,000 related to appreciated investment securities and $19,894,000 related to depreciated investment securities. The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $6,650,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $2,368,328) -                                $ 2,980,503
See accompanying schedule

Receivable for investments sold                                                        12,917

Receivable for fund shares sold                                                        5,000

Dividends receivable                                                                   5,079

Interest receivable                                                                    2,260

Receivable for daily variation on futures contracts                                    494

Other receivables                                                                      173

Prepaid expenses                                                                       5

 TOTAL ASSETS                                                                          3,006,431

LIABILITIES

Payable for investments purchased                                          $ 48,274

Payable for fund shares redeemed                                            5,632

Accrued management fee                                                      1,200

Distribution fees payable                                                   1,241

Other payables and accrued expenses                                         625

 TOTAL LIABILITIES                                                                     56,972

NET ASSETS                                                                            $ 2,949,459

Net Assets consist of:

Paid in capital                                                                       $ 2,286,634

Undistributed net investment income                                                    6,083

Accumulated undistributed net realized gain (loss) on                                  37,961
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                          618,781
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                            $ 2,949,459


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                             $23.97
CLASS A:
NET ASSET VALUE and redemption price per share
 ($11,312 (divided by) 472 shares)

Maximum offering price per share (100/94.75 of $23.97)                            $25.30

CLASS T:                                                                          $24.11
NET ASSET VALUE and redemption price per share
 ($1,899,588 (divided by) 78,773 shares)

Maximum offering price per share (100/96.50 of $24.11)                            $24.98

CLASS B:                                                                          $24.02
NET ASSET VALUE and offering price per share
 ($573,916 (divided by) 23,897 shares) A

INSTITUTIONAL CLASS:                                                              $24.30
NET ASSET VALUE, offering price and redemption price
 per share ($464,643 (divided by) 19,117.3 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                            $ 23,703
Dividends

Interest                                                                      10,505

 TOTAL INCOME                                                                 34,208

EXPENSES

Management fee                                                    $ 6,770

Transfer agent fees                                                2,538

Distribution fees                                                  6,981

Accounting fees and expenses                                       403

Non-interested trustees' compensation                              10

Custodian fees and expenses                                        26

Registration fees                                                  183

Audit                                                              41

Legal                                                              9

Miscellaneous                                                      53

 Total expenses before reductions                                  17,014

 Expense reductions                                                (216)      16,798

NET INVESTMENT INCOME                                                         17,410

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             36,706

 Foreign currency transactions                                     (3)

 Futures contracts                                                 10,381     47,084

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             178,053

 Assets and liabilities in foreign currencies                      1

 Futures contracts                                                 6,607      184,661

NET GAIN (LOSS)                                                               231,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 249,155
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED MAY 31,    NOVEMBER 30,
                                                          1997             1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 17,410         $ 29,299
Net investment income

 Net realized gain (loss)                                  47,084           69,742

 Change in net unrealized appreciation (depreciation)      184,661          261,601

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           249,155          360,642
FROM OPERATIONS

Distributions to shareholders                              (15,967)         (28,968)
From net investment income

 From net realized gain                                    (64,868)         (35,076)

 TOTAL DISTRIBUTIONS                                       (80,835)         (64,044)

Share transactions - net increase (decrease)               260,525          776,408

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  428,845          1,073,006

NET ASSETS

 Beginning of period                                       2,520,614        1,447,608

 End of period (including undistributed net investment    $ 2,949,459      $ 2,520,614
income of $6,083 and $4,640, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 F


SELECTED PER-SHARE DATA E

Net asset value, beginning of period                     $ 22.78       $ 20.38

Income from Investment Operations

 Net investment income                                    .13           .06

 Net realized and unrealized gain (loss)                  1.85          2.44

 Total from investment operations                         1.98          2.50

Less Distributions

 From net investment income                               (.20)         (.10)

 From net realized gain                                   (.59)         -

 Total distributions                                      (.79)         (.10)

Net asset value, end of period                           $ 23.97       $ 22.78

TOTAL RETURN B, C                                         9.02%         12.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 11,312      $ 3,306

Ratio of expenses to average net assets                   1.44% A, G    1.46% A,
                                                                       D, G

Ratio of expenses to average net assets after expense     1.43% A, H    1.44% A,
reductions                                                             H

Ratio of net investment income to average net assets      1.17% A       1.27% A

Portfolio turnover                                        50% A         78%

Average commission rate I                                $ .0423       $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value,               $ 22.83       $ 19.95       $ 15.96     $ 14.86     $ 12.86    $ 12.37
beginning of period

Income from
Investment
Operations

 Net investment                 .15 D         .30 D         .31         .28 D       .33        .13
 income

 Net realized and               1.86          3.35          4.26        1.03        1.97       .47
 unrealized
 gain (loss)

 Total from                     2.01          3.65          4.57        1.31        2.30       .60
investment
operations

Less Distributions

 From net                       (.14)         (.31)         (.30)       (.21)       (.30)      (.11)
investment
 income

 From net                       (.59)         (.46)         (.28)       -           -          -
 realized gain

 Total distributions            (.73)         (.77)         (.58)       (.21)       (.30)      (.11)

Net asset value,               $ 24.11       $ 22.83       $ 19.95     $ 15.96     $ 14.86    $ 12.86
 end of period

TOTAL RETURN B, C               9.11%         18.89%        29.46%      8.84%       18.03%     4.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 1,899,588   $ 1,672,994   $ 880,054   $ 179,501   $ 42,326   $ 1,462
period (000 omitted)


Ratio of expenses to            1.25% A       1.27%         1.48%       1.67%       1.77%      1.55%
average net assets                                                                            A

Ratio of expenses to            1.24% A,      1.26%         1.47%       1.64%       1.77%      1.55%
average net assets              G            G             G           G                      A
after expense
reductions

Ratio of net                    1.31% A       1.45%         1.78%       1.69%       2.02%      3.39%
investment income                                                                             A
to average net
assets

Portfolio turnover              50% A         78%           80%         140%        120%       51%

Average commission             $ .0423       $ .0424
rate  H


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992. F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 22.73     $ 19.90     $ 15.94     $ 15.21

Income from Investment Operations

 Net investment income                       .09 D       .19 D       .26         .08 D

 Net realized and unrealized gain (loss)     1.87        3.33        4.23        .72

 Total from investment operations            1.96        3.52        4.49        .80

Less Distributions

 From net investment income                  (.08)       (.23)       (.25)       (.07)

 From net realized gain                      (.59)       (.46)       (.28)       -

 Total distributions                         (.67)       (.69)       (.53)       (.07)

Net asset value, end of period              $ 24.02     $ 22.73     $ 19.90     $ 15.94

TOTAL RETURN B, C                            8.91%       18.22%      28.95%      5.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 573,916   $ 500,447   $ 270,101   $ 35,373

Ratio of expenses to average net assets      1.78% A     1.81%       1.85%       2.24% A

Ratio of expenses to average net assets      1.77% A,    1.79%       1.84%       2.18% A
after expense reductions                     F          F           F           , F

Ratio of net investment income to            .79% A      .92%        1.41%       1.15% A
average net assets

Portfolio turnover                           50% A       78%         80%         140%

Average commission rate G                   $ .0423     $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88     $ 11.08
beginning of period

Income from
Investment
Operations

 Net investment                 .21 C       .42 C       .45         .41 C       .39         .49
 income

 Net realized and               1.89        3.37        4.28        1.05        2.02        1.79
 unrealized
 gain (loss)

 Total from                     2.10        3.79        4.73        1.46        2.41        2.28
investment
operations

Less Distributions

 From net                       (.21)       (.42)       (.43)       (.32)       (.36)       (.48)
investment
 income

 From net                       (.59)       (.46)       (.28)       -           -           -
 realized gain

 Total distributions            (.80)       (.88)       (.71)       (.32)       (.36)       (.48)

Net asset value,               $ 24.30     $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88
end of period

TOTAL RETURN B                  9.47%       19.54%      30.43%      9.82%       18.90%      20.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 464,643   $ 343,867   $ 297,453   $ 197,533   $ 191,138   $ 139,391
period (000 omitted)


Ratio of expenses to            .71% A      .71%        .74%        .73%        .80%        .71%
average net assets                                                                         F

Ratio of expenses to            .68% A      .70%        .73%        .71%        .79%        .71%
average net assets             , E         E           E           E           E
after expense
reductions

Ratio of net                    1.85% A     2.02%       2.52%       2.62%       3.00%       3.77%
investment income
to average net
assets

Portfolio turnover              50% A       78%         80%         140%        120%        51%

Average commission             $ .0423     $ .0424
rate  G


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




9. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund(the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
10. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
11. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $809,091,000 and $595,045,000, respectively, of which U.S. government and government agency obligations aggregated $3,171,000 and $0, respectively.
The market value of futures contracts opened and closed during the period amounted to $471,796,000 and $403,724,000, respectively.
12. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

 * .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 8,000       $ 8,000

CLASS T     4,355,000     4,355,000

CLASS B     2,618,000     655,000

           $ 6,981,000   $ 5,018,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
            PAID TO       DEALERS'
            FDC           PORTION

CLASS A     $ 157,000     $ 150,000

CLASS T      762,000       534,000

CLASS B      585,000       0*

            $ 1,504,000   $ 684,000

 * WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS ***

CLASS A                 FIIOC *    $ 8,000       .26

CLASS T **              FIIOC *     1,661,000    .19

CLASS B                 FIIOC *     550,000      .21

INSTITUTIONAL CLASS     FIIOC *     319,000      .15

                                   $ 2,538,000

 * FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
 ** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
  TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $274,000 for the period.
13. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $8,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $163,000 under this arrangement.
In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS T                $ 15,000

INSTITUTIONAL CLASS     30,000

                       $ 45,000

14. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                               SIX MONTHS     YEAR ENDED
                              ENDED MAY 31,   NOVEMBER 30,
                              1997            1996 A

CLASS A

From net investment income    $ 45,000        $ 4,000

From net realized gain         99,000          -

Total                         $ 144,000       $ 4,000

CLASS T

From net investment income    $ 10,484,000    $ 18,521,000

From net realized gain         43,070,000      21,465,000

Total                         $ 53,554,000    $ 39,986,000

CLASS B

From net investment income    $ 1,806,000     $ 4,108,000

From net realized gain         13,038,000      6,588,000

Total                         $ 14,844,000    $ 10,696,000

INSTITUTIONAL CLASS

From net investment income    $ 3,632,000     $ 6,335,000

From net realized gain         8,661,000       7,023,000

Total                         $ 12,293,000    $ 13,358,000

                              $ 80,835,000    $ 64,044,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
15. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                         DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                 ENDED MAY 31,   NOVEMBER 30,   ENDED MAY 31,   NOVEMBER 30,

                                 1997            1996 A         1997            1996 A



CLASS A                           354             150           $ 8,002         $ 3,202
Shares sold

Reinvestment of distributions     6               -              130             3

Shares redeemed                   (33)            (5)            (753)           (105)

Net increase (decrease)           327             145           $ 7,379         $ 3,100

CLASS T                           16,249          44,565        $ 365,803       $ 918,821
Shares sold

Reinvestment of distributions     2,303           1,866          50,772          37,447

Shares redeemed                   (13,075)        (17,253)       (295,251)       (358,513)

Net increase (decrease)           5,477           29,178        $ 121,324       $ 597,755

CLASS B                           2,763           11,769        $ 62,340        $ 243,202
Shares sold

Reinvestment of distributions     643             478            14,094          9,527

Shares redeemed                   (1,525)         (3,806)        (34,419)        (79,827)

Net increase (decrease)           1,881           8,441         $ 42,015        $ 172,902

INSTITUTIONAL CLASS               9,546           7,490         $ 211,663       $ 155,473
Shares sold

Reinvestment of distributions     418             432            9,304           8,672

Shares redeemed                   (5,798)         (7,780)        (131,160)       (161,494)

Net increase (decrease)           4,166           142           $ 89,807        $ 2,651


 A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
16. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 21,000

CLASS T                 96,000

CLASS B                 37,000

INSTITUTIONAL CLASS     29,000

                       $ 183,000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)